Royalty, stream and working interests - Royalties, Streams and Working Interests (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Royalty, stream and working interests
Royalty, stream and working interests, net	$ 4,632.1	$ 4,797.8	$ 4,555.6
Royalty, stream and working interest, net depletable	3,327.3	3,743.8
Royalty, stream and working interest, net non-depletable	1,304.8	1,054.0
Cost
Royalty, stream and working interests
Royalty, stream and working interests, net	7,759.6	7,407.8
Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net	(2,869.4)	(2,610.0)
Impairment (charges) reversals
Royalty, stream and working interests
Royalty, stream and working interests, net	(258.1)
Mineral Royalties
Royalty, stream and working interests
Royalty, stream and working interests, net	406.9	415.6	450.1
Mineral Royalties | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net	1,049.2	1,035.7
Mineral Royalties | Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net	(642.3)	(620.1)
Streams
Royalty, stream and working interests
Royalty, stream and working interests, net	2,653.6	2,804.0	2,967.6
Streams | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net	4,346.6	4,346.3
Streams | Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net	(1,702.6)	(1,542.3)
Streams | Impairment (charges) reversals
Royalty, stream and working interests
Royalty, stream and working interests, net	9.6
Energy
Royalty, stream and working interests
Royalty, stream and working interests, net	1,214.6	1,353.6	966.6
Energy | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net	1,944.7	1,756.4
Energy | Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net	(462.4)	(402.8)
Energy | Impairment (charges) reversals
Royalty, stream and working interests
Royalty, stream and working interests, net	(267.7)
Advanced
Royalty, stream and working interests
Royalty, stream and working interests, net	294.0	170.9	129.8
Advanced | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net	343.0	203.2
Advanced | Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net	(49.0)	(32.3)
Exploration
Royalty, stream and working interests
Royalty, stream and working interests, net	63.0	53.7	$ 41.5
Exploration | Cost
Royalty, stream and working interests
Royalty, stream and working interests, net	76.1	66.2
Exploration | Accumulated Depletion
Royalty, stream and working interests
Royalty, stream and working interests, net	$ (13.1)	$ (12.5)